BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
BUSINESS AND BASIS OF PRESENTATION
BUSINESS AND BASIS OF PRESENTATION

NOTE 1—BUSINESS AND BASIS OF PRESENTATION

Description of the business:  Select Energy Services, Inc. (“Select Energy Services” or “the Company”) was incorporated as a Delaware corporation on November 21, 2016. The Company is a holding company whose sole material asset consists of a membership interest in SES Holdings, LLC (“SES Holdings” or the “Predecessor”). Unless otherwise stated or the context otherwise indicates, all references to the “Company” or similar expressions for time periods prior to the reorganization and 144A Offering transactions refer to SES Holdings and its subsidiaries. For time periods subsequent to the reorganization and 144A Offering transactions, these terms refer to Select Energy Services and its subsidiaries.

SES Holdings was formed in July 2008 and, in October 2008, members of Select Energy Services, LLC (“Select LLC”), formerly known as Peak Oilfield Services, LLC (“Peak”), a Delaware limited liability company formed in December 2006, transferred all interests in Select LLC to SES Holdings in exchange for membership interests in SES Holdings and Select LLC became a wholly owned subsidiary of SES Holdings.

Select Energy Services is an oilfield services company that provides total water solutions to the U.S. conventional oil and natural gas industry. The Company offers water‑related services that support oil and gas well completion and production activities including sourcing, transfer, containment, monitoring, treatment, flowback, hauling and disposal in the U.S. shale basins. These services establish and maintain the flow of oil and natural gas throughout the productive life of a horizontal well.

The Company also operates a wellsite services group to complement its total water solutions offering. These services include equipment rental, accommodations, crane and logistics services, wellsite and pipeline construction, and field services. The Company conducts its wellsite services activities on a third‑party contractual basis unrelated to its water‑related services.

Reorganization:  On December 20, 2016, Select Energy Services completed a private placement (the “144A Offering”) of 16,100,000 shares of Class A‑1 common stock, par value $0.01 per share (“Select Class A-1 Common Stock”) at an offering price of $20.00 per share. In conjunction with the 144A Offering, SES Holdings’ then existing Class A and Class B units were converted into a single class of common units (the “SES Holdings LLC Units”) and SES Holdings effected a 10.3583 for 1 unit split. In exchange for the contribution of all net proceeds from the 144A Offering to SES Holdings, SES Holdings issued 16,100,000 SES Holdings LLC Units to Select Energy Services, and Select Energy Services became the sole managing member of SES Holdings. Select Energy Services issued 38,462,541 shares of Class B common stock, par value $0.01 per share (“Select Class B Common Stock”) to the other member of SES Holdings, SES Legacy Holdings, LLC (“Legacy Owner Holdco”), or one share for each SES Holdings LLC Unit held by Legacy Owner Holdco. The Company also acquired 3,802,972 SES Holdings LLC Units from certain legacy owners (the “Contributing Legacy Owners”) in exchange for the issuance of 3,802,972 shares of Class A common stock, par value $0.01 per share (“Select Class A Common Stock”). Shareholders of Select Class A‑1 Common Stock, Select Class A Common Stock, and Select Class B Common Stock vote together as a single class on all matters, subject to certain exceptions in the Company’s amended and restated certificate of incorporation. Holders of Select Class B Common Stock have voting rights only and are not entitled to an economic interest in Select Energy Services based on their ownership of Select Class B Common Stock. The reorganization transactions were treated as a combination of entities under common control with assets and liabilities transferred at their carrying amounts in a manner similar to a pooling of interests.

Initial Public Offering: On April 26, 2017, the Company completed its initial public offering (“IPO”) of 8,700,000 shares of Select Class A Common Stock at a price of $14.00 per share. On May 10, 2017, the underwriters of the IPO exercised their over-allotment option to purchase an additional 1,305,000 shares of Select Class A Common Stock at the IPO price of $14.00 per share. After deducting underwriting discounts and commissions and estimated offering expenses payable by it, the Company received approximately $128.5 million of the aggregate net proceeds from the IPO (including the over-allotment option). The Company contributed all of the net proceeds received by it to SES Holdings in exchange for SES Holdings LLC Units. SES Holdings used the net proceeds in the following manner: (i) $34.0 million was used to repay borrowings incurred under the Company’s Credit Facility to fund the cash portion of the purchase price of the GRR Acquisition, as defined below, (ii) $7.8 million was used for the cash settlement of outstanding phantom unit awards and (iii) the remaining net proceeds are intended to be used for general corporate purposes, including funding our 2017 budgeted capital expenditures.

Credit Facility:  Concurrent with the closing of the 144A Offering, the Company repaid all of its outstanding indebtedness and amended its Credit Facility to reduce the total commitment of its revolving line of credit to $100.0 million. See Note 7—Debt for further discussion.

Exchange rights:  Under the Eighth Amended and Restated Limited Liability Company Agreement of SES Holdings (the “SES Holdings LLC Agreement”), Legacy Owner Holdco has the right (an “Exchange Right”) to cause SES Holdings to acquire all or a portion of its SES Holdings LLC Units for, at SES Holdings’ election, (i) shares of Select Class A Common Stock at an exchange ratio of one share of Select Class A Common Stock for each SES Holdings LLC Unit exchanged, subject to conversion rate adjustments for stock splits, stock dividends, reclassification and other similar transactions or (ii) cash in an amount equal to the Cash Election Value (as defined within the SES Holdings LLC Agreement) of such Select Class A Common Stock. Alternatively, upon the exercise of any Exchange Right, the Company has the right (the “Call Right”) to acquire the tendered SES Holdings LLC Units from the exchanging unitholder for, at its election, (i) the number of shares of Select Class A Common Stock the exchanging unitholder would have received under the Exchange Right or (ii) cash in an amount equal to the Cash Election Value of such Select Class A Common Stock. In connection with any exchange of SES Holdings LLC Units pursuant to an Exchange Right or Call Right, the corresponding number of shares of Select Class B Common Stock will be cancelled.

Registration rights:  In December 2016, in connection with the closing of the 144A Offering, Select Energy Services entered into a registration rights agreement with FBR Capital Markets & Co. for the benefit of the investors in the 144A Offering. Under this registration rights agreement, the Company agreed, at its expense, to file with the SEC, in no event later than April 30, 2017, a shelf registration statement registering for resale the 16,100,000 shares of Select Class A Common Stock issuable upon conversion of the Select Class A‑1 Common Stock sold in the 144A Offering plus any additional shares of Class A‑1 common stock issued in respect thereof whether by stock dividend, stock distribution, stock split, or otherwise, and to use commercially reasonable efforts to cause such registration statement to be declared effective by the SEC as soon as practicable but in any event within 60 days after the closing of the IPO. The Company filed this registration statement with the SEC on April 28, and this registration statement was declared effective by the SEC on June 13, 2017. Accordingly, each share of Select Class A‑1 Common Stock outstanding automatically converted into a share of Select Class A Common Stock on a one‑for‑one basis at that time. In addition, Legacy Owner Holdco has the right, under certain circumstances, to cause the Company to register the shares of Select Class A Common Stock obtained pursuant to the Exchange Right.

Tax receivable agreements:  Concurrent with the closing of the 144A Offering, the Company entered into two tax receivable agreements with Legacy Owner Holdco and certain legacy owners of SES Holdings. On July 18, 2017, the Company’s board of directors approved amendments to each of the Tax Receivable Agreements. See Note 12—Related Party Transactions for further discussion.

Basis of presentation:  The accompanying unaudited interim consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and pursuant to the rules and regulations of the SEC. These unaudited interim consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and, therefore, do not include all disclosures required for financial statements prepared in conformity with GAAP. Accordingly, the accompanying unaudited interim consolidated financial statements and related notes should be read in conjunction with the Company’s consolidated financial statements for the years ended December 31, 2016 and 2015 included in the Final Prospectus. The consolidated financial statements include the accounts of Select Energy Services and all of its majority‑owned or controlled subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

In the opinion of management, all adjustments which are of a normal recurring nature and considered necessary for a fair presentation of our interim financial statements have been included in these unaudited interim consolidated financial statements. Operating results for the nine months ended September 30, 2017 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2017.

The Company’s historical financial statements prior to the 144A Offering and reorganization transactions are prepared using SES Holdings’ historical basis in the assets and liabilities, and include all revenues, costs, assets and liabilities attributed to SES Holdings.

For investments in subsidiaries that are not wholly owned, but where the Company exercises control, the equity held by the minority owners and their portion of net income or loss are reflected as noncontrolling interests. Investments in entities in which Select Energy Services exercises significant influence over operating and financial policies are accounted for using the equity method, and investments in entities for which the Company does not have significant control or influence are accounted for using the cost method.

NOTE 1—BUSINESS AND BASIS OF PRESENTATION

Description of the business: Select Energy Services, Inc. (“Select Energy Services” or “the Company”) was incorporated as a Delaware corporation on November 21, 2016. The Company is a holding company whose sole material asset consists of a membership interest in SES Holdings, LLC (“SES Holdings” or the “Predecessor”). SES Holdings was formed in July 2008 and in October 2008, members of Select Energy Services, LLC (“Select”), formerly known as Peak Oilfield Services, LLC (“Peak”), a Delaware limited liability company, formed in December 2006, transferred all interests in Select to SES Holdings in exchange for membership interests in SES Holdings and Select became a wholly owned subsidiary of SES Holdings.

Select Energy Services is an oilfield services company that provides water solutions to the U.S. conventional oil and natural gas industry. The Company offers water-related services that support oil and gas well completion and production activities including containment, monitoring, treatment, flowback, hauling and disposal in the U.S. shale basins. These services establish and maintain the flow of oil and natural gas throughout the productive life of a horizontal well.

The Company also operates a wellsite services group as a part of its total water solutions offering. These services include equipment rental, accommodations, crane and logistics services, wellsite and pipeline construction, and field services. The Company conducts its wellsite services activities on a third-party contractual basis unrelated to its water-related services.

Reorganization: On December 20, 2016, Select Energy Services completed a private placement of equity for 16,100,000 shares of Class A-1 common stock (the “144A Offering”) at an offering price of $20.00 per share. In conjunction with the 144A Offering, SES Holdings’ then existing Class A and Class B units were converted into a single class of common units and SES Holdings effected a 10.3583 for 1 unit split. In exchange for the contribution of all net proceeds from the 144A Offering, SES Holdings issued 16,100,000 common units to Select Energy Services, and Select Energy Services became the sole managing member of SES Holdings. Select Energy Services issued 38,462,541 shares of Class B common stock, or one share for each common unit of SES Holdings held by SES Legacy Holdings, LLC (“Legacy Owner Holdco”). The Company also acquired 3,802,972 common units of SES Holdings from certain legacy owners (the “Contributing Legacy Owners”) in exchange for the issuance of 3,802,972 shares of Class A common stock. Shareholders of Class A-1, Class A, and Class B common stock vote together as a single class on all matters. Shareholders of Class B common stock have voting rights only and are not entitled to an economic interest in Select Energy Services, Inc. based on their ownership of Class B common stock. The reorganization transactions were treated as a combination of entities under common control with assets and liabilities transferred at their carrying amounts in a manner similar to a pooling of interests. Unless otherwise stated or the context otherwise indicates, all references to the “Company” or similar expressions for time periods prior to the reorganization and 144A Offering transactions refer to SES Holdings, LLC and its subsidiaries. For time periods subsequent to the reorganization and 144A Offering transactions, these terms refer to Select Energy Services, Inc. and its subsidiaries.

Credit facility: Concurrent with the closing of the 144A Offering, the Company repaid all debt outstanding and amended its senior secured credit facility to reduce the total commitment of its revolving line of credit to $100.0 million. See Note 7—Debt for further discussion.

Exchange rights: Under the SES Holdings LLC Agreement, Legacy Owner Holdco has the right (an “Exchange Right”) to cause SES Holdings to acquire all or a portion of its common units of SES Holdings for, at SES Holdings’ election, (i) shares of the Company’s Class A common stock at an exchange ratio of one share of Class A common stock for each common unit of SES Holdings exchanged, subject to conversion rate adjustments for stock splits, stock dividends, reclassification and other similar transactions or (ii) cash in an amount equal to the Cash Election Value (as defined within the SES Holdings LLC Agreement) of such Class A common stock. Alternatively, upon the exercise of any Exchange Right, the Company will have the right (the “Call Right”) to acquire the tendered common units of SES Holdings from the exchanging unitholder for, at its election, (i) the number of shares of Class A common stock the exchanging unitholder would have received under the exchange Right or (ii) cash in an amount equal to the Cash Election Value of such Class A common stock. In connection with any exchange of common units of SES Holdings pursuant to an Exchange Right or Call Right, the corresponding number of shares of the Company’s Class B common stock will be cancelled.

Registration rights: In December 2016, in connection with the closing of the 144A Offering, Select Energy Services entered into a registration rights agreement with FBR Capital Markets & Co. Under this registration rights agreement, the Company agreed, at its expense, to file with the SEC, in no event later than April 30, 2017, a shelf registration statement registering for resale the 16,100,000 shares of the Company’s Class A-1 common stock sold in the 144A Offering plus any additional shares of Class A-1 common stock issued in respect thereof whether by stock dividend, stock distribution, stock split, or otherwise, and to cause such registration statement to be declared effective by the SEC as soon as practicable but in any event within 180 days after the initial filing of such registration statement. Each share of Class A-1 common stock will be automatically converted into a share of Class A common stock on a one-for-one basis upon the effectiveness of this registration statement. Investors in the 144A Offering will be entitled to make sales under such registration statement 60 days following the completion of the IPO. In addition, Legacy Owner Holdco has the right, under certain circumstances, to cause the Company to register the shares of Class A common stock obtained pursuant to the Exchange Right.

Tax receivable agreement: Concurrent with the closing of the 144A Offering, the Company entered into two Tax Receivable Agreements with certain legacy owners, and their affiliates, of SES Holdings. See Note 12—Related Party Transactions for further discussion.

Basis of presentation: The consolidated financial statements include the accounts of Select Energy Services and all of its majority-owned or controlled subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company’s historical financial statements prior to the 144A Offering are prepared using SES Holdings’ historical basis in the assets and liabilities, and include all revenues, costs, assets and liabilities attributed to SES Holdings.

For investments in subsidiaries that are not wholly owned, but where the Company exercises control, the equity held by the minority owners and their portion of net income (loss) are reflected as noncontrolling interests. Investments in entities in which Select Energy Services exercises significant influence over operating and financial policies are accounted for using the equity method, and investments in entities for which the Company does not have significant control or influence are accounted for using the cost method.

Discontinued operations: The Company considers a component of its business to be one that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of its business. The operating results of a component of its business that either has been disposed of or is classified as held for sale are presented as discontinued operations when the operations and cash flows of the component have been or will be eliminated from its ongoing operations as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the disposed component.

Segment reporting: The Company operates in three operating and reportable segments. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company’s chief operating decision maker assesses performance and allocates resources on the basis of the three reportable segments.